Stockholders' Deficit	12 Months Ended
Dec. 31, 2021
Equity [Abstract]
Stockholders' Deficit
Note 17 - Stockholders’ Deficit
Common Stock
The Company is authorized to issue 320,000,000 shares of Class A Common Stock, par value of $0.0001 per share. Holders of Class A Common Stock are entitled to one vote for each share. As of December 31, 2021, 2020 and 2019, there were 150,598,047, 35,501,743 and 32,136,203, respectively, of Class A Common Stock issued and outstanding. The Class A Common Stock is entitled to one vote per share and all shares are outstanding. The Company has not declared or paid any dividends with respect to its Class A Common Stock.
In connection with the Business Combination on May 4, 2021, the Company issued 35,000,000 shares of Class A Common Stock to certain qualified institutional buyers and accredited investors that agreed to purchase such shares in connection with the Business Combination for aggregate consideration of $350 million. The Company also issued 35,501,743 shares of Class A Common Stock as partial compensation to the HydraFacial Stockholders for the Business Combination.
Preferred Stock
The Company is authorized to issue 1,000,000 shares of preferred stock with a par value of $0.0001 per share with such designations, voting and other rights and preferences as may be determined from time to time by the Company’s board of directors. At December 31, 2021, 2020 and 2019, there were no shares of preferred stock issued or outstanding.